Acquisitions and Business Combinations - Narrative (Details) R in Millions	4 Months Ended	12 Months Ended			16 Months Ended
	Jun. 30, 2018 USD ($) R / $	Jun. 30, 2018 USD ($) R / $	Jun. 30, 2017 USD ($) R / $	Jun. 30, 2016 USD ($) R / $	Oct. 25, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 R / kg	Jun. 30, 2018 K / $	Jun. 30, 2018 $ / oz	Mar. 01, 2018 R / $ $ / oz usd_per_pound	Jun. 30, 2017 USD ($)	Jun. 30, 2017 R / kg	Jun. 30, 2017 K / $	Jun. 30, 2017 $ / oz	Oct. 26, 2016 USD ($)	Oct. 25, 2016 ZAR (R)	Jun. 30, 2016 R / kg	Jun. 30, 2016 K / $	Jun. 30, 2016 $ / oz
Disclosure of detailed information about business combination [line items]
Acquisition related costs		$ 8,000,000	$ 0	$ 0
Foreign exchange rate assumption	13.30	13.30	13.61	13.86				3.17					3.16					3.10
Gold price assumption							535,000		1,250			525,000		1,200			530,000		1,189
Gain on bargain purchase		$ 0	$ 60,000,000	$ 0
Moab Khotsong
Disclosure of detailed information about business combination [line items]
Contributed revenue of acquiree	$ 139,900,000
Profit from acquiree	$ 16,700,000
Increase to revenue had acquisition occurred at beginning of period		259,800,000
Increase to profit (loss) had acquisition occurred at beginning of period		31,100,000
Acquisition related costs		7,500,000
Business integration expense		$ 4,900,000
Cash transferred						$ 300,000,000					$ 0
Fair value of net identifiable assets acquired						$ 277,000,000					$ 0
Newcrest PNG 1 Ltd
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 1
Once off contribution					$ 22,500,000											R 309
Fair value of net identifiable assets acquired															$ 60,000,000
Hidden Valley
Disclosure of detailed information about business combination [line items]
Interest acquired (as a percent)															100.00%
Gain on bargain purchase			$ 60,000,000
Bottom of range | Moab Khotsong
Disclosure of detailed information about business combination [line items]
Discount rate										8.20%
Foreign exchange rate assumption | R / $										11.86
Gold price assumption | $ / oz										1,249
Uranium price assumption | usd_per_pound										30.44
Top of range | Moab Khotsong
Disclosure of detailed information about business combination [line items]
Discount rate										11.30%
Foreign exchange rate assumption | R / $										15.82
Gold price assumption | $ / oz										1,302
Uranium price assumption | usd_per_pound										37.47
HVJV
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (as a percent)					50.00%
Newcrest PNG 1 Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture (as a percent)					50.00%
Interest acquired (as a percent)					50.00%											50.00%